Cover	12 Months Ended
Jul. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	ONCOSEC MEDICAL INCORPORATED
Entity Central Index Key	0001444307
Entity Primary SIC Number	2834
Entity Tax Identification Number	98-0573252
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	24 North Main Street
Entity Address, City or Town	Pennington
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08534
City Area Code	(855)
Local Phone Number	662-6732
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	24 North Main Street
Entity Address, City or Town	Pennington
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08534
City Area Code	(855)
Local Phone Number	662-6732
Contact Personnel Name	Robert H. Arch, Ph.D.